UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.           November 14, 2011
--------------------------  ---------------------------    -------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        52
                                           -----------

Form 13F Information Table Entry Value:    $2,348,486
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 9-30-11

COLUMN 1                         COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5             COLUMN 6    COLUMN 7        COLUMN 8

                                                            VALUE     SHRS OR  SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
Name of Issuer                                   CUSIP      (x1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------                                   -----      -------   -------  ---  ----  ----------  --------   ----   ------  ----
 1 Acadia Pharmaceuticals Inc.      COM          004225108    5,666  5,246,312 SH         SOLE                 5,246,312
 2 Adolor Corp.                     COM          00724X102   11,949  6,947,343 SH         SOLE                 6,947,343
 3 Aegerion Pharmaceuticals Inc.    COM          00767E102    6,143    484,847 SH         SOLE                   484,847
 4 Amicus Therapeutics              COM          03152W109    3,465    902,386 SH         SOLE                   902,386
 5 Anacor Pharmaceuticals           COM          32420101     3,069    538,493 SH         SOLE                   538,493
 6 Anthera Pharmaceuticals          COM          03674U102    3,871    811,516 SH         SOLE                   811,516
 7 Aradigm Corp.                    COM          038505301       15    100,000 SH         SOLE                   100,000
 8 Ardea Biosciences Inc.           COM          03969P107   93,907  6,011,989 SH         SOLE                 6,011,989
 9 Ariad Pharmaceuticals Inc.       COM          04033A100   11,224  1,276,960 SH         SOLE                 1,276,960
10 Auxilium                         COM          05334D107   96,856  6,461,354 SH         SOLE                 6,461,354
11 Avanir Pharmaceuticals           COM          05348P401    1,428    500,000 SH         SOLE                   500,000
12 Biocryst Pharmaceuticals Inc.    COM          09058V103   15,356  5,563,615 SH         SOLE                 5,563,615
13 BioDelivery Sciences Intl. Inc.  COM          09060J106    2,620  2,403,848 SH         SOLE                 2,403,848
14 Biomarin                         COM          09061G101   10,751    337,353 SH         SOLE                   337,353
15 Chelsea Therapeutics             COM          163428105    4,058  1,114,700 SH         SOLE                 1,114,700
16 Cyclacel Pharmaceuticals
      Pfd. Conv. Ex 6%              PFD CONV EX  23254L207       63     20,979 SH         SOLE                    20,979
17 Cumberland Pharmaceuticals       COM          230770109      132     23,627 SH         SOLE                    23,627
18 Dendreon                         COM          24823Q107   23,520  2,613,306 SH         SOLE                 2,613,306
19 Derma Sciences                   COM          249827502    2,647    339,743 SH         SOLE                   339,743
20 Exelixis Inc.                    COM          30161Q104    7,035  1,288,483 SH         SOLE                 1,288,483
21 Genomic Health Inc.              COM          37244C101  172,836  7,863,337 SH         SOLE                 7,863,337
22 GTX Inc.                         COM          40052B108    9,159  2,734,110 SH         SOLE                 2,734,110
23 Halozyme Therapeutics Inc.       COM          40637H109   18,007  2,932,812 SH         SOLE                 2,932,812
24 Idenix Pharmaceuticals Inc.      COM          45166R204    2,857    572,576 SH         SOLE                   572,576
25 Idera Pharmaceuticals Inc.       COM          45168K108      340    288,252 SH         SOLE                   288,252
26 Incyte Corp.                     COM          45337C102  154,795  11,080,56 SH         SOLE                11,080,561
27 Ligand Pharmaceuticals Inc.      CLASS B      53220K207    1,004     73,401 SH         SOLE                    73,401
28 Medivation Inc.                  COM          58501N101    8,206    483,300 SH         SOLE                   483,300
29 Micromet                         COM          59509C105   17,011  3,543,932 SH         SOLE                 3,543,932
30 Onyx                             COM          683399109    5,088    169,543 SH         SOLE                   169,543
31 Pharmacyclics Inc.               COM          716933106   83,177  7,031,016 SH         SOLE                 7,031,016
32 Pharmasset Inc.                  COM          71715N106  337,188  4,093,582 SH         SOLE                 4,093,582
33 Raptor Pharmaceuticals           COM          75382F106    2,038    451,955 SH         SOLE                   451,955
34 Rigel Pharmaceuticals            COM          766559603      834    113,270 SH         SOLE                   113,270
35 Salix Pharmaceuticals, Inc.      COM          795435106    1,535     51,843 SH         SOLE                    51,843
36 Seattle Genetics Inc.            COM          812578102  392,176  20,597,46 SH         SOLE                20,597,463
37 Threshold Pharma                 COM          885807107    5,282  3,667,644 SH         SOLE                 3,667,644
38 Tranzyme                         COM          89413J102    5,035  1,906,982 SH         SOLE                 1,906,982
39 Trimeris Inc.                    COM          896263100    8,758  3,475,475 SH         SOLE                 3,475,475
40 Via Pharmaceuticals              COM          92554T103        2    102,881 SH         SOLE                   102,881
41 Viropharma Inc.                  COM          928241108  198,125  10,964,30 SH         SOLE                10,964,303
42 Xoma Ltd.                        COM          G9825R206      701    400,400 SH         SOLE                   400,400
43 YM Biosciences                   COM          984238105   16,018  8,611,799 SH         SOLE                 8,611,799
44 Ziopharm Oncology Inc.           COM          98973P101    3,746    849,500 SH         SOLE                   849,500
45 Alere Inc. Conv. Notes 3%
      5/15/16                       CONV BONDS   01449JAA3    3,899  4,482,000 PRN        SOLE                 4,482,000
46 Biomarin Pharmaceuticals Notes
      1.875% 4/23/2017              CONV BONDS   09061GAD3   13,070  7,898,000 PRN        SOLE                 7,898,000
47 Dendreon 2.875% 1/15/16          CONV BONDS   24823QAB3    9,800 13,641,000 PRN        SOLE                13,641,000
48 Incyte Genomics  Notes 4.75%
      10/1/2015                     CONV BONDS   45337CAH5  283,600 160,000,00 PRN        SOLE               160,000,000
49 Intermune Inc Notes 2.5%
      9/15/18                       CONV BONDS   45884XAE3   19,639 21,500,000 PRN        SOLE                21,500,000
50 Intermune Inc Notes 5% 3/1/15    CONV BONDS   45884XAD5   25,158 18,801,000 PRN        SOLE                18,801,000
51 Salix 5.5% 8/15/28               CONV BONDS   795435AB2  144,903 44,500,000 PRN        SOLE                44,500,000
52 Salix 2.75% 5/15/15              CONV BONDS   795435AC0  100,724 101,741,00 PRN        SOLE               101,741,000
                                                          ---------
                                                          2,348,486
                                                          =========

Report Type
X    13F Holdings Report
     List of Other Managers   NONE

Report Summary
Number of other Included Managers                             0
Form 13F Information Table Entry Total                       52
Form 13F Information Table Entry Value                2,348,486